Information about QVC's Operating Segments (Total Assets and CAPEX by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 12,898		$ 13,438	$ 13,570
Net capital expenditures	33	45	246	259	220
QVC-U.S.
Segment Reporting Information [Line Items]
Assets	10,216		10,541	10,682
Net capital expenditures	14		88	101
QVC-Japan
Segment Reporting Information [Line Items]
Assets	819		969	959
Net capital expenditures	11		105	63
QVC-Germany
Segment Reporting Information [Line Items]
Assets	1,043		1,064	1,112
Net capital expenditures	5		25	35
QVC-U.K.
Segment Reporting Information [Line Items]
Assets	581		619	577
Net capital expenditures	2		22	53
QVC-Italy
Segment Reporting Information [Line Items]
Assets	239		245	240
Net capital expenditures	$ 1		$ 6	$ 7